Income Taxes (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Income Taxes

NOTE 7 — INCOME TAXES

Hong Kong

HK Wetouch is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a progressive rate of 16.5%.

HK Wetouch did not generate any assessable profits derived from Hong Kong sources for the fiscal years ended December 31, 2019 and 2018, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Sichuan Wetouch files income tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Sichuan Wetouch was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 11, 2014 and renewed with a new term from October 11, 2017 to October 11, 2020. CIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.

The components of the income tax provision (benefit) are as follows:

	For the Years Ended December 31,
	2019	2018
Current tax provision
Hong Kong	$-	$-
China	2,724,662	2,136,180
	2,724,662	2,136,180
Deferred tax provision (benefit)
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$2,724,662	$2,136,180

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Non-deductible expenses in PRC	1.6%	0.3%
Effective tax rate	16.6%	15.3%

Deferred tax assets

The Company’s has no deferred tax assets are as of December 31, 2019 and 2018, respectively.

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2019 and 2018, Sichuan Wetouch remains open for statutory examination by PRC tax authorities.